Earnings per Share	12 Months Ended
Sep. 30, 2014
Earnings Per Share [Abstract]
Earnings per Share

Note 4 — Earnings per Share

The weighted average common shares used in the computations of basic and diluted earnings per share (shares in thousands) for the years ended September 30 were as follows:

	2014	2013	2012
Average common shares outstanding	193,299	195,157	205,460
Dilutive share equivalents from share-based plans	4,410	4,036	3,721

Average common and common equivalent shares outstanding — assuming dilution	197,709	199,193	209,181

Options to purchase shares of common stock are excluded from the calculation of diluted earnings per share when their inclusion would have an anti-dilutive effect on the calculation. For the years ended September 30, 2014 and 2013, there were no options to purchase shares of common stock which were excluded from the diluted earnings per share calculation. Options to purchase 4.8 million shares of the Company’s common stock were excluded from the calculation of diluted earnings per share in 2012.